Disaggregation of revenue (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Revenue Disaggregated by Geographical Market, Market Application, and Timing of Revenue Recognition
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2025	2024
Geographical markets
Europe	$43,629	$47,153
North America	50,167	17,997
China	1,545	2,631
Rest of World	4,029	1,950
	$99,370	$69,731
Application
Bus	$50,000	$44,163
Truck	1,684	3,714
Rail	25,467	2,647
Marine	3,889	2,866
HD Mobility subtotal	81,040	53,390
Stationary	8,142	12,757
Emerging Markets and Other	10,188	3,584
	$99,370	$69,731
Timing of revenue recognition
Products transferred at a point in time	$92,427	$59,734
Products and services transferred over time	6,943	9,997
	$99,370	$69,731